Summary of Significant Accounting Policies (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($) Segment shares
Summary of Significant Accounting Policies [Line Items]
Percentage of bitcoin	100.00%
Percentage of mining machines	50.00%
Percentage of initial LTV	50.00%
Percentage of LTV	100.00%
Percentage of incremental mining	100.00%
Percentage of individual loan	100.00%
Deferred offering costs (in Dollars) | $	$ 0.5
Operating segments (in Segment) | Segment	2
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of loans	60.00%
Percentage of annualized technology platform fee rate	1.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of loans	80.00%
Percentage of annualized technology platform fee rate	1.50%
Ownership [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership investment	20.00%
Dividend yield [Member]
Summary of Significant Accounting Policies [Line Items]
Dividend yield percentage	0
Performance-Based Options [Member]
Summary of Significant Accounting Policies [Line Items]
Issuance of shares (in Shares)	592,875
Market-Based Options [Member] | Class B Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Issuance of shares (in Shares)	1,500,000